Business Segment Information (Reconciliation of Assets from Segment to Consolidated) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Assets By Segment [Line Items]
Fixed assets		¥ 1,755.7	¥ 1,739.8	¥ 1,657.2
U.S. GAAP adjustments	[1]	816.1	887.2	413.1
Premises and equipment-net, Goodwill, Intangible assets, and right-of-use assets related to operating leases included in Other assets		¥ 2,571.8	¥ 2,627.0	¥ 2,070.3

[1]	The U.S. GAAP adjustments are primarily comprised of GAAP differences mainly from right-of-use assets related to operating leases not recognized under Japanese GAAP; internally developed software, which was impaired under Japanese GAAP; land, which was revalued under Japanese GAAP; and the consolidation of certain variable interest entities, which are not consolidated under Japanese GAAP.